Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) term_loan credit_facility	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) term_loan credit_facility	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,427,228		$ 1,427,228		$ 1,481,936
Weighted-average interest rate for the Partnership's long-term debt outstanding	3.22%		3.22%		3.04%
Foreign exchange gains (losses)	$ (2,843)	$ (11,624)	$ 4,117	$ (6,885)
Aggregate annual long-term debt principal repayments, for remainder of year	195,600		195,600
Aggregate annual long-term debt principal repayments, year two	236,400		236,400
Aggregate annual long-term debt principal repayments, year three	125,100		125,100
Aggregate annual long-term debt principal repayments, year four	$ 187,400		$ 187,400
Number of loan facilities | term_loan	6		6
Long-term debt	$ 1,417,379		$ 1,417,379		$ 1,472,213
Long-Term Debt, Maturity, Year One	213,000		213,000
Long-Term Debt, Maturity, after Year Four	$ 469,700		$ 469,700
Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	5		5
Long-term debt	$ 525,400		$ 525,400
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.60%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Long Term Debt1 [Member] | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	115.00%		115.00%
Long Term Debt1 [Member] | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	400.00%		400.00%
Long Term Debt2 [Member] | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	120.00%		120.00%
Long Term Debt2 [Member] | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	145.00%		145.00%
Long Term Debt3 [Member] | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	135.00%		135.00%
Long Term Debt3 [Member] | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	195.00%		195.00%
Long Term Debt4 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	110.00%		110.00%
Long Term Debt4 | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	137.00%		137.00%
Long Term Debt5 Member | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	120.00%		120.00%
Long Term Debt5 Member | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	148.00%		148.00%
Teekay Nakilat Joint Venture | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of loan facilities | term_loan	1		1